RECOVERABLE TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 1,917	R$ 1,969
Recoverable taxes, non-current	1,358	1,997
Recoverable taxes	3,275	3,966
ICMS (VAT) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	449	113
Recoverable taxes, non-current	548	342
PIS/PasepTaxes [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	258	329
Recoverable taxes, non-current	166	316
Cofins [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	1,189	1,508
Recoverable taxes, non-current	644	1,339
Other Tax Recoverable [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 21	R$ 19